RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

During the normal course of business, the Company may make purchase and sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2020, 2019 and 2018, the Company made sales to affiliated companies in the amount of $10,134,  $94,316,  $148,417, respectively. There were no purchases in the respective periods. For the year ended September 30, 2018, the Company purchased from affiliated companies in the amount of $27,260.  As of September 30, 2020, the Company had advances from affiliated company for $33,152.